ORGANIZATION AND PRINCIPAL ACTIVITIES - Summary of major subsidiaries (Details)	Dec. 31, 2023
Jet Sound Hong Kong Company Limited
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of ownership	100.00%
Zhejiang Kaixin Auto Co., Ltd
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of ownership	100.00%
Chongqing Jieying Shangyue Automobile Sales Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of ownership	70.00%
Wuhan Jieying Chimei Automobile Sales Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of ownership	70.00%
Anhui Kaixin New Energy Vehicle Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of ownership	100.00%
Morning Star
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of ownership	100.00%